JPMorgan Short-Intermediate Municipal Bond Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 89.9% (a)
Alabama — 3.0%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2027	250	270
Rev., 5.00%, 7/1/2028	350	381
Rev., 5.00%, 7/1/2029	375	410
Rev., 5.00%, 7/1/2030	250	277
Rev., 5.00%, 7/1/2031	175	193
Rev., 5.00%, 7/1/2032	150	165
Rev., 5.00%, 7/1/2033	325	356
Rev., 5.00%, 7/1/2034	375	409
Black Belt Energy Gas District, Gas Prepay Project No. 3 Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 2.47%, 12/8/2022 (b)	7,500	7,440
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	10,160	10,120
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	10,000	9,900
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2023	500	503
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	3,625	3,485
Total Alabama		33,909
Alaska — 0.6%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2028	1,230	1,361
Series 1, Rev., 5.00%, 12/1/2029	1,275	1,422
Series 1, Rev., 5.00%, 12/1/2030	875	988
Borough of North Slope, General Purpose Series 2021C, GO, 4.00%, 6/30/2025	2,500	2,581
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	512
Total Alaska		6,864
Arizona — 2.6%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	3,682
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	135
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,375
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (c)	9,000	9,354
Series 2019D, Rev., 5.00%, 5/15/2026 (c)	3,000	3,182
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	3,971
Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	1,897
Tempe Industrial Development Authority, Friendship Village of Tempe Project
Series 2021C-2, Rev., 1.13%, 12/1/2026	1,470	1,262
Series 2021C-1, Rev., 1.50%, 12/1/2027	1,965	1,643
Total Arizona		29,501
Arkansas — 0.9%
Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project
Rev., 4.00%, 6/1/2028	1,000	1,040
Rev., 4.00%, 6/1/2030	1,195	1,232
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	350
City of Rogers, Sales Tax Series B, Rev., 5.00%, 11/1/2027	3,855	4,146

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2024	595	609
Rev., 5.00%, 3/1/2026	685	722
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 3/1/2025	500	524
Rev., 5.00%, 3/1/2026	1,000	1,049
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	113
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	247
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	185
Total Arkansas		10,217
California — 11.4%
Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2029	20,000	21,082
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	7,880	7,871
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	1,975
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2021A, Rev., 5.00%, 6/1/2028	5,750	6,475
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	285
Rev., 5.00%, 10/1/2026	150	157
Rev., 5.00%, 10/1/2027	150	158
California Municipal Finance Authority, North Bay Healthcare Group
Series 2017A, Rev., 5.00%, 11/1/2023	500	507
Series 2017A, Rev., 5.00%, 11/1/2024	800	820
California Public Finance Authority, Enso Village Project Series 2021B-3, Rev., 2.13%, 11/15/2027 (e)	1,500	1,393
California Statewide Communities Development Authority, Marin General Hospital Project, Green Bond Series 2018A, Rev., 5.00%, 8/1/2028	250	264
City of Chula Vista, Police Facility Project COP, 5.00%, 10/1/2023	1,000	1,020
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., 4.00%, 5/15/2024	365	372
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	2,811
Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,024
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,642
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 4/1/2025	1,500	1,543
Series 2021A, Rev., 5.00%, 10/1/2025	1,915	1,981
Series 2021A, Rev., 5.00%, 4/1/2026	1,000	1,040
Grossmont Healthcare District
Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,058
Series D, GO, 5.00%, 7/15/2026	1,225	1,296
Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	5,397
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	271
Los Angeles Department of Water and Power, Water System Series 2018A, Rev., 5.00%, 7/1/2025	100	106
Novato Unified School District
Series A, GO, 5.00%, 2/1/2023	685	688
Series A, GO, 5.00%, 8/1/2025	1,500	1,563
Series A, GO, 5.00%, 8/1/2026	1,800	1,875

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,220
Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,700
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	1,882
Port of Oakland, Intermediate Lien
Series 2021H, Rev., AMT, 5.00%, 5/1/2024 (d)	210	217
Series 2021H, Rev., AMT, 5.00%, 5/1/2024	2,725	2,798
Sacramento Municipal Utility District, Electric Series E, Rev., 5.00%, 8/15/2027	105	116
San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	277
San Francisco Bay Area Rapid Transit District, Election of 2004 Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,792
Santa Barbara Unified School District Series B, GO, 5.00%, 8/1/2026	50	54
Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,046
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	2,865
GO, 5.00%, 3/1/2026	13,210	13,926
GO, 5.00%, 9/1/2026	4,900	5,331
GO, 4.00%, 8/1/2028	4,000	4,188
GO, 4.00%, 8/1/2029	4,180	4,369
GO, 5.00%, 8/1/2029	7,830	8,489
GO, 4.00%, 8/1/2030	10,000	10,444
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2027	630	643
Rev., 5.00%, 3/1/2029	465	477
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	401
Total California		128,909
Colorado — 1.4%
City of Aurora COP, 4.00%, 12/1/2022	375	375
City of Longmon Series A, COP, 5.00%, 12/1/2023 (d)	100	102
City of Longmont Series A, COP, 5.00%, 12/1/2022 (d)	100	100
Colorado Bridge Enterprise, Tax-Exempt Series 2019A, Rev., 4.00%, 12/1/2027	5,000	5,239
Colorado Health Facilities Authority, CommonSpirit Health Series B-2, Rev., 5.00%, 8/1/2026 (c)	6,300	6,560
Counties of Gunnison, Watershed School District No. 1
Series 2014A, GO, 4.00%, 12/1/2022	300	300
Series 2014A, GO, 5.00%, 12/1/2024 (d)	500	523
County of Eagle COP, 5.00%, 12/1/2022	200	200
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 1/15/2027	500	521
Rev., 5.00%, 7/15/2027	500	524
Rev., 5.00%, 1/15/2028	250	263
Rev., 5.00%, 7/15/2028	175	185
Rev., 5.00%, 1/15/2029	300	318
Rev., 5.00%, 7/15/2029	135	144
Rev., 5.00%, 1/15/2030	165	176
Rev., 5.00%, 7/15/2030	115	123
Total Colorado		15,653

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — 1.2%
City of New Haven
Series 2021A, GO, 5.00%, 8/1/2023	400	406
Series 2021A, GO, 5.00%, 8/1/2024	400	412
Series 2021A, GO, 5.00%, 8/1/2025	425	445
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (c)	7,750	8,220
State of Connecticut Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,054
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2021D, Rev., 5.00%, 11/1/2029	1,230	1,399
Series 2021D, Rev., 5.00%, 11/1/2030	1,825	2,107
Total Connecticut		14,043
District of Columbia — 0.1%
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,226
Florida — 1.1%
County of Miami-Dade, Aviation System Series 2020A, Rev., 5.00%, 10/1/2032	2,000	2,206
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2023	125	126
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	350	386
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	350	390
Hillsborough County Industrial Development Authority Series 2012-A, Rev., 4.00%, 10/1/2023 (d)	1,000	1,010
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	250	266
State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction Series 2021A, GO, 5.00%, 7/1/2028	3,675	4,128
Volusia County School Board
Series 2021A, COP, 5.00%, 8/1/2025	1,685	1,780
Series 2021A, COP, 5.00%, 8/1/2027	1,965	2,148
Total Florida		12,440
Georgia — 2.7%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,049
Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,047
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2023	325	329
Rev., 5.00%, 7/1/2025	250	261
Rev., 5.00%, 7/1/2026	275	292
Rev., 5.00%, 7/1/2028	375	401
Rev., 4.00%, 7/1/2032	1,000	1,003
Gordon County School District GO, 5.00%, 9/1/2027	1,000	1,101
Main Street Natural Gas, Inc., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2027 (c)	3,250	3,256
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	12,458
State of Georgia
Series 2016E, GO, 5.00%, 12/1/2025	6,750	7,220
Series F, GO, 5.00%, 7/1/2028	2,000	2,183
Total Georgia		30,600

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Guam — 0.2%
Territory of Guam (Guam)
Series F, Rev., 5.00%, 1/1/2028	250	260
Series F, Rev., 5.00%, 1/1/2029	750	781
Series F, Rev., 5.00%, 1/1/2030	750	784
Series F, Rev., 5.00%, 1/1/2031	750	786
Total Guam		2,611
Hawaii — 0.1%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	717
Illinois — 8.7%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	210
Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	153
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2028	1,255	1,323
GO, 4.00%, 6/1/2029	1,000	1,063
GO, 4.00%, 6/1/2030	1,285	1,361
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2027	385	334
Series 2020A, GO, Zero Coupon, 1/1/2028	570	476
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2028	1,000	1,092
Series 2020A, Rev., 5.00%, 1/1/2029	4,390	4,864
Series 2020A, Rev., 5.00%, 1/1/2030	4,605	5,157
Series 2020E, Rev., 5.00%, 1/1/2031	4,620	5,138
Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2029	1,875	2,031
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,143
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,214
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,289
City of Waukegan, First Lien, Water and Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	548
Series C, Rev., AGM, 5.00%, 12/30/2026	680	734
Series C, Rev., AGM, 5.00%, 12/30/2027	710	772
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,295
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2028	500	525
GO, 4.00%, 1/1/2029	375	396
GO, 4.00%, 1/1/2030	285	299
Cook County High School District No. 207, Maine Township
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,120
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,176
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,064
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2026	470	489
GO, 4.00%, 12/1/2027	490	514
GO, 4.00%, 12/1/2028	545	575
GO, 4.00%, 12/1/2029	515	543

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 4.00%, 12/1/2030	200	211
GO, 4.00%, 12/1/2031	820	861
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2024	505	526
Series 2019B, GO, 5.00%, 12/1/2025	515	545
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2023	5	5
Cook County, Proviso Township High School District No. 209, Limited Tax
GO, 5.00%, 12/1/2022	2,975	2,975
GO, 5.00%, 12/1/2023	2,350	2,400
County of Cook Series 2021B, GO, 4.00%, 11/15/2027	2,425	2,527
County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	343
DeKalb County Community Unit School District No. 428 DeKalb
GO, 4.00%, 1/1/2028	1,265	1,329
GO, 4.00%, 1/1/2029	650	685
GO, 4.00%, 1/1/2030	600	631
GO, 4.00%, 1/1/2031	1,000	1,049
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	596
Glenview Park District
GO, 5.00%, 12/1/2026	300	327
GO, 5.00%, 12/1/2029	350	380
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,213
Illinois Finance Authority, Clean Water Initiative Revolving Fund Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,244
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	204
Rev., 5.00%, 10/1/2025	300	316
Rev., 5.00%, 10/1/2028	250	265
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,042
Rev., 4.00%, 1/15/2032	2,120	2,195
Illinois Finance Authority, The University of Chicago Medical Center Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.80%, 12/8/2022 (c)	1,000	1,000
Kane and DeKalb Counties Community Unit School District No 301 Burlington GO, 5.00%, 1/1/2027	355	383
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	124
Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	226
Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	110
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	68
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	142
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	69
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	42
Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	85
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2025	400	410
GO, AGM, 4.00%, 5/1/2026	200	207
GO, AGM, 4.00%, 5/1/2028	350	365
GO, AGM, 4.00%, 5/1/2029	1,000	1,042

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	776
GO, AGM, 4.00%, 4/1/2027	780	813
GO, AGM, 4.00%, 4/1/2028	410	431
GO, AGM, 4.00%, 4/1/2029	240	254
GO, AGM, 4.00%, 4/1/2030	375	396
Peoria Public Building Commission
Series 2019A, Rev., AGM, 4.00%, 12/1/2025	700	722
Series 2019A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,042
Series 2019A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,337
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,318
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,633
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2024	3,000	3,073
Series C, Rev., 5.00%, 1/1/2025	4,250	4,410
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,129
State of Illinois Series D, GO, 5.00%, 11/1/2023	5,000	5,071
University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2024	2,500	2,516
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	894
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	264
Total Illinois		98,119
Indiana — 2.2%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,028
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,013
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,015
Indiana Finance Authority, Indiana University Health Obligated Group Series B, Rev., 2.25%, 7/1/2025 (c)	5,000	4,897
Indiana Finance Authority, Indianapolis Power and Light Co. Project
Rev., 0.75%, 4/1/2026 (c)	3,000	2,592
Rev., AMT, 0.95%, 4/1/2026 (c)	4,525	3,949
Series 2021A, Rev., 1.40%, 8/1/2029	7,000	5,941
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	921
Series DD, Rev., 5.00%, 7/1/2027	10	11
Total Indiana		25,367
Iowa — 1.0%
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 2.43%, 12/8/2022 (b) (e)	11,600	11,571
Kansas — 1.2%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	316
Rev., 5.00%, 9/1/2026	465	500
Kansas Development Finance Authority, State of Kansas Project Series F, Rev., 4.00%, 11/1/2029	6,820	7,112
Overland Park Development Corp., Overland Park Convention Center Hotel Rev., 5.00%, 3/1/2023	1,520	1,521
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	1,855
University of Kansas Hospital Authority
Series 2017A, Rev., 5.00%, 3/1/2024 (d)	70	72

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
Series 2017A, Rev., 5.00%, 3/1/2024	205	211
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	421
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	236
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	354
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	442
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	414
Total Kansas		13,454
Kentucky — 1.4%
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2023	240	244
Kentucky Public Energy Authority, Gas Supply Series 2018A, Rev., 4.00%, 4/1/2024 (c)	2,500	2,498
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (c)	10,500	11,350
Northern Kentucky University Series 2014A, Rev., 5.00%, 9/1/2024	1,310	1,345
Total Kentucky		15,437
Louisiana — 1.9%
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 5.00%, 12/1/2022	270	270
Series 2018C, Rev., 5.00%, 12/1/2023	365	372
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	414
Series 2018C, Rev., 5.00%, 12/1/2025	915	962
Series 2018C, Rev., 5.00%, 12/1/2026	500	533
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	384
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	648
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	544
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	331
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	6,084
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 2.50%, 12/8/2022 (b)	10,000	10,005
Louisiana Public Facilities Authority, Tulane University Project
Series 2017A, Rev., 5.00%, 12/15/2022 (d)	55	55
Series 2017A, Rev., 5.00%, 12/15/2022	175	175
Rev., 5.00%, 12/15/2025	250	263
Series 2020A, Rev., 5.00%, 4/1/2027	150	161
Series 2020A, Rev., 5.00%, 4/1/2028	165	178
Series 2020A, Rev., 5.00%, 4/1/2029	220	241
Series 2020A, Rev., 5.00%, 4/1/2030	130	144
Series 2020A, Rev., 5.00%, 4/1/2031	150	164
Total Louisiana		21,928
Maryland — 0.6%
State of Maryland, Department of Transportation Rev., 5.00%, 10/1/2025	6,100	6,502
Massachusetts — 2.3%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series D, GO, 4.00%, 9/1/2030	8,290	8,560
Massachusetts Bay Transportation Authority, Sales Tax Series 2021A-1, Rev., 5.00%, 7/1/2028	785	879
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2027	1,000	1,098

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 2020A, Rev., 5.00%, 10/1/2030	660	751
Series 2020A, Rev., 5.00%, 10/1/2031	585	662
Series 2020A, Rev., 5.00%, 10/1/2032	425	479
Series 2020A, Rev., 5.00%, 10/1/2033	450	505
Series 2020A, Rev., 5.00%, 10/1/2034	500	558
Series 2020A, Rev., 5.00%, 10/1/2035	1,000	1,110
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 2.35%, 12/8/2022 (b)	10,000	10,002
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2025	525	544
Rev., 5.00%, 7/1/2026	435	455
Rev., 5.00%, 7/1/2027	420	444
Rev., 5.00%, 7/1/2028	525	559
Total Massachusetts		26,606
Michigan — 1.2%
Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,063
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	679
GO, 5.00%, 4/1/2028	245	270
Gerald R Ford International Airport Authority, Limited Tax
Rev., GTD, 5.00%, 1/1/2023	1,560	1,563
Rev., GTD, 5.00%, 1/1/2024	1,400	1,437
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	799
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	570	586
GO, Q-SBLF, 4.00%, 5/1/2026	885	920
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,143
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,364
Northville Public Schools, School Building and Site
Series II, GO, 5.00%, 5/1/2027	375	408
Series II, GO, 5.00%, 5/1/2028	600	664
Series II, GO, 5.00%, 5/1/2029	250	280
Total Michigan		13,176
Minnesota — 0.4%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	215
Series 2019C, COP, 5.00%, 2/1/2024	295	302
Series 2019B, COP, 5.00%, 2/1/2025	185	193
Series 2019C, COP, 5.00%, 2/1/2025	310	323
Series 2019B, COP, 5.00%, 2/1/2026	195	207
Series 2019C, COP, 5.00%, 2/1/2026	320	339
Series 2019B, COP, 5.00%, 2/1/2027	185	198
Series 2019B, COP, 5.00%, 2/1/2028	175	190
Series 2019C, COP, 5.00%, 2/1/2028	350	381
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 4.00%, 12/1/2024	100	101

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Rev., 4.00%, 12/1/2025	185	187
Rev., 4.00%, 12/1/2026	185	186
Rev., 4.00%, 12/1/2027	195	196
Rev., 4.00%, 12/1/2028	240	241
Western Minnesota Municipal Power Agency, Power Supply Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,025
Total Minnesota		4,284
Mississippi — 0.9%
County of Harrison, Tax-Exempt
Series 2019A, GO, 5.00%, 10/1/2027	800	880
Series 2019A, GO, 5.00%, 10/1/2028	345	385
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,430
Mississippi Business Finance Corp., Pollution Control, Power Company Project Rev., 3.20%, 9/1/2028	4,000	3,926
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,535
Total Mississippi		10,156
Missouri — 0.5%
City of St. Louis, St. Louis Lambert International Airport Rev., 5.00%, 7/1/2023	1,080	1,095
City of St. Peters
COP, 4.00%, 5/1/2026	705	730
COP, 4.00%, 5/1/2027	730	763
COP, 4.00%, 5/1/2028	760	802
COP, 4.00%, 5/1/2029	760	805
COP, 4.00%, 5/1/2030	545	582
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2028	300	317
Rev., 4.00%, 12/1/2029	200	213
Total Missouri		5,307
Montana — 0.0% ^
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	527
Nebraska — 2.4%
Central Plains Energy Project, Gas Project No. 5 Series 1, Rev., 5.00%, 10/1/2029 (c)	10,000	10,252
Douglas County School District No. 001, Omaha Public
GO, 5.00%, 12/15/2029	6,665	7,563
GO, 5.00%, 12/15/2030	6,800	7,826
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	299
COP, 5.00%, 12/15/2027	495	547
COP, 5.00%, 12/15/2028	540	602
Total Nebraska		27,089
New Hampshire — 0.5%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,107
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026	2,880	3,027
Total New Hampshire		5,134

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — 5.7%
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,090
Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	828
New Jersey Economic Development Authority, School Facilities Construction
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,572
Series DDD, Rev., 5.00%, 6/15/2026	1,840	1,955
Series 2021QQQ, Rev., 5.00%, 6/15/2027	435	468
Series 2021QQQ, Rev., 5.00%, 6/15/2028	400	436
Series 2021QQQ, Rev., 5.00%, 6/15/2029	500	549
Series 2021QQQ, Rev., 5.00%, 6/15/2030	275	304
Series 2021QQQ, Rev., 5.00%, 6/15/2031	500	553
New Jersey Institute of Technology, Tax-Exempt
Series 2020A, Rev., 5.00%, 7/1/2027	175	190
Series 2020A, Rev., 5.00%, 7/1/2028	200	221
Series 2020A, Rev., 5.00%, 7/1/2029	270	302
Series 2020A, Rev., 5.00%, 7/1/2030	415	463
Series 2020A, Rev., 5.00%, 7/1/2032	725	803
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,166
Series A, Rev., 5.00%, 6/15/2029	5,350	5,637
Series A, Rev., 5.00%, 6/15/2031	4,750	4,987
New Jersey Turnpike Authority Series C-6, Rev., (ICE LIBOR USD 1 Month + 0.75%), 3.63%, 1/1/2023 (b)	10,000	10,002
Passaic Valley Sewerage Commission, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	6,377
Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	6,458
Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,591
State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2025	7,330	7,731
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	3,889
Total New Jersey		64,572
New Mexico — 0.5%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,531
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,142
GO, 5.00%, 8/1/2025	500	530
GO, 5.00%, 8/1/2026	650	700
Total New Mexico		5,903
New York — 8.3%
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	568
City of New York, Fiscal Year 2020 Series 2020-1, GO, 4.00%, 8/1/2027	2,450	2,584
County of Monroe
GO, 5.00%, 6/1/2028	350	392
GO, 5.00%, 6/1/2029	400	455
County of Orange, Public Improvement GO, 5.00%, 2/1/2023	1,000	1,004
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2028	640	722
GO, 4.00%, 12/1/2029	670	715

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2025	500	531
Rev., 5.00%, 9/1/2027	500	551
Rev., 5.00%, 9/1/2028	750	817
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	394
Metropolitan Transportation Authority Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,086
Metropolitan Transportation Authority, Dedicated Tax Fund Subseries 2017B-2, Rev., 4.00%, 11/15/2032	4,000	4,060
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	808
New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,000	1,043
New York City Industrial Development Agency, Yankee Stadium Project
Rev., AGM, 5.00%, 3/1/2028	1,000	1,088
Rev., AGM, 5.00%, 3/1/2029	2,000	2,201
Rev., AGM, 4.00%, 3/1/2031	2,500	2,621
Rev., AGM, 4.00%, 3/1/2032	1,500	1,560
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,238
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,077
Series 1, Rev., 4.00%, 7/1/2031	4,255	4,438
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,314
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2015A, Rev., 5.00%, 7/1/2024 (d)	75	78
Series 2015A, Rev., 5.00%, 7/1/2024	1,025	1,053
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	475	488
Series 2021A, Rev., 4.00%, 7/1/2030	550	564
Series 2021A, Rev., 4.00%, 7/1/2031	1,300	1,334
Series 2021A, Rev., 4.00%, 7/1/2032	1,100	1,126
Series 2021A, Rev., 4.00%, 7/1/2033	1,000	1,018
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2034	5,965	6,775
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	9,204
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Rev., 5.00%, 12/1/2027	800	841
Rev., 5.00%, 12/1/2028	500	528
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	280
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	281
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	417
State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	3,493
Syracuse Industrial Development Agency, School District Project
Series 2020A, Rev., 5.00%, 5/1/2030	555	616
Series 2018A, Rev., 5.00%, 5/1/2033	1,245	1,329
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2026	800	836
GO, 4.00%, 11/1/2027	675	712
Triborough Bridge and Tunnel Authority Series 2013A, Rev., 5.00%, 11/15/2024	3,290	3,327

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2021A, Rev., BAN, 5.00%, 11/1/2025	5,000	5,318
Series 2021A-2, Rev., 2.00%, 5/15/2028 (c)	10,000	8,912
Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2020A, Rev., 5.00%, 12/1/2031	3,800	4,318
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,604
Total New York		93,719
North Carolina — 1.2%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (c)	13,805	13,466
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	454
Total North Carolina		13,920
Ohio — 0.5%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	159
Series 2018A, Rev., 5.00%, 10/1/2027	250	275
Series 2018A, Rev., 5.00%, 10/1/2028	250	277
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	207
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,474
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project
Rev., 5.00%, 12/1/2025	250	258
Rev., 5.00%, 12/1/2026	625	648
Rev., 5.00%, 12/1/2029	800	844
Total Ohio		5,142
Oklahoma — 2.9%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2028	385	405
Rev., 4.00%, 12/1/2029	415	436
Rev., 4.00%, 12/1/2030	435	458
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	379
Rev., 5.00%, 9/1/2026	820	859
Rev., 5.00%, 9/1/2027	1,250	1,318
Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 4.00%, 6/1/2027	9,000	9,371
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,205
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2025	700	719
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	416
Rev., 5.00%, 9/1/2029	1,175	1,306
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	313
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2024	890	917
Rev., 5.00%, 9/1/2025	850	889
Rev., 5.00%, 9/1/2026	1,800	1,905
Rev., 5.00%, 9/1/2027	480	514
Rev., 4.00%, 9/1/2028	2,500	2,575

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2023	355	362
Rev., 5.00%, 10/1/2025	1,000	1,054
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2027	125	130
Rev., 4.00%, 12/1/2028	175	182
University of Oklahoma (The), Tax Exempt
Series 2020B, Rev., 5.00%, 7/1/2026	810	867
Series 2020B, Rev., 5.00%, 7/1/2027	430	467
Series 2020B, Rev., 5.00%, 7/1/2028	455	501
Series 2020B, Rev., 5.00%, 7/1/2029	480	534
Series 2020B, Rev., 5.00%, 7/1/2032	1,105	1,226
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2025	625	641
Rev., 4.00%, 9/1/2027	725	748
Rev., 4.00%, 9/1/2028	300	311
Total Oklahoma		33,008
Oregon — 0.3%
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	41
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,014
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,650
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-1, Rev., 2.50%, 11/15/2028	500	442
Total Oregon		3,147
Pennsylvania — 6.4%
Allegheny County Sanitary Authority, Sewer Rev., 5.00%, 12/1/2022	3,000	3,000
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2023	1,000	977
Rev., 5.00%, 11/1/2024	1,000	957
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2024	175	179
Rev., AGM, 4.00%, 12/1/2025	150	155
Rev., AGM, 4.00%, 12/1/2026	100	104
Rev., AGM, 4.00%, 12/1/2027	125	131
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 5.00%, 9/1/2026	250	268
Series 2020A, Rev., 5.00%, 9/1/2027	200	218
Series 2020A, Rev., 5.00%, 9/1/2028	175	194
Series 2020A, Rev., 5.00%, 9/1/2029	175	196
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2027	350	383
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,556
Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,579
Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,618
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2026	750	778

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,632
Series 2019A, GO, 4.00%, 10/1/2028	920	960
County of Westmoreland Series 2019A, GO, 5.00%, 8/15/2028	3,000	3,312
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,467
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2014A, Rev., 5.00%, 6/1/2024	380	393
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,031
Panther Valley School District
GO, 2.00%, 10/15/2026	750	699
GO, 2.00%, 10/15/2027	680	621
GO, 2.00%, 10/15/2028	300	269
GO, 2.00%, 10/15/2029	300	263
Penn Hills School District
GO, 5.00%, 10/1/2027	3,585	3,898
GO, 5.00%, 10/1/2028	3,585	3,955
GO, 5.00%, 10/1/2029	3,815	4,266
Pennsylvania Turnpike Commission Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 2.45%, 12/8/2022 (b)	13,000	12,999
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,083
Pittsburgh Water and Sewer Authority, First Lien Series 2019A, Rev., 5.00%, 9/1/2023	270	275
Quaker Valley School District
GO, 5.00%, 10/1/2028	350	392
GO, 5.00%, 10/1/2029	425	483
GO, 5.00%, 10/1/2030	250	287
School District of Philadelphia (The)
Series 2021A, GO, 5.00%, 9/1/2023	1,190	1,211
Series 2021A, GO, 5.00%, 9/1/2024	1,265	1,313
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2027	635	688
Rev., 5.00%, 6/1/2029	3,115	3,472
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program Rev., 5.00%, 6/1/2032	100	116
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 5.00%, 2/1/2029	2,750	3,039
Rev., AGM, 5.00%, 2/1/2030	2,925	3,247
Rev., AGM, 5.00%, 2/1/2031	4,750	5,269
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,708
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	599
Series 2019B, GO, 4.00%, 10/1/2029	420	437
Total Pennsylvania		72,677
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Public School Financing Program
Series 2021F, Rev., 4.00%, 5/15/2027	1,200	1,255
Series 2021F, Rev., 4.00%, 5/15/2028	1,650	1,741
Series 2021F, Rev., 4.00%, 5/15/2029	2,000	2,115
Total Rhode Island		5,111

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — 2.3%
County of Hamilton Series 2020B, GO, 5.00%, 3/1/2027	2,685	2,942
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,228
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Chippington Towers Project Rev., 0.45%, 10/1/2024 (c)	10,000	9,455
State of Tennessee Series 2021A, GO, 5.00%, 11/1/2033	3,980	4,656
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	6,369
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023	1,400	1,403
Total Tennessee		26,053
Texas — 4.4%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,114
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,030
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	269
Series 2018C, Rev., 5.00%, 8/1/2027	200	219
Series 2018C, Rev., 5.00%, 8/1/2029	325	354
Bridge City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2033	520	599
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,157
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	618
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	663
City of Denton GO, 5.00%, 2/15/2023	1,045	1,050
City of Galveston GO, 4.00%, 5/1/2024	635	646
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,097
City of Houston, Public Improvement Series 2017A, GO, 5.00%, 3/1/2025	1,195	1,253
Elgin Independent School District Series 2022, GO, PSF-GTD, 5.00%, 8/1/2032	1,025	1,200
Forney Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,361
Grand Parkway Transportation Corp., System Toll Rev., BAN, 5.00%, 2/1/2023 (d)	10,000	10,042
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	1,983
Harris County Fresh Water Supply District No. 61 GO, AGM, 3.00%, 9/1/2025	530	532
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,475
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,537
Houston Community College System, Limited Tax GO, 5.00%, 2/15/2023 (d)	1,000	1,005
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017B, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 1.10%), 2.95%, 12/8/2022 (b)	1,490	1,490
Series 2017A, Rev., 5.00%, 10/15/2028	250	263
Series 2017A, Rev., 5.00%, 10/15/2029	500	524
Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	291
Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	553
Lewisville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2025	750	763
GO, PSF-GTD, 5.00%, 8/15/2026	750	763
GO, PSF-GTD, 5.00%, 8/15/2027	650	661
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,567
Odessa Junior College District, Consolidated Fund
Rev., AGM, 4.00%, 7/1/2023	50	50

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Rev., AGM, 4.00%, 7/1/2025	440	453
Rev., AGM, 4.00%, 7/1/2026	300	312
Rev., AGM, 4.00%, 7/1/2027	430	450
Pasadena Independent School District, School Building, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,026
Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	3,503
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	606
Southwest Higher Education Authority, Inc., Southern Methodist University Project Rev., 5.00%, 10/1/2023	400	408
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	1,100	1,149
West Travis County Public Utility Agency
Rev., 5.00%, 8/15/2023	325	330
Rev., 5.00%, 8/15/2027	350	381
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/1/2028	1,100	1,156
GO, PSF-GTD, 4.00%, 2/1/2030	800	851
GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,063
Total Texas		49,817
Utah — 0.9%
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	6,880	7,005
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	507
Rev., AGM, 5.00%, 2/1/2025	250	261
Rev., AGM, 5.00%, 2/1/2027	720	775
Rev., AGM, 5.00%, 2/1/2029	1,070	1,143
Total Utah		9,691
Virginia — 1.5%
Chesapeake Bay Bridge and Tunnel District General Resolution Rev., BAN, 5.00%, 11/1/2023	8,355	8,497
Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	5,812
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,089
Virginia Resources Authority, Infrastructure Pooled Financing Program Series C, Rev., 5.00%, 11/1/2027	1,235	1,337
Total Virginia		16,735
Washington — 2.3%
Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	533
University of Washington Series 2022C, Rev., 4.00%, 8/1/2027 (c)	7,900	8,177
Washington Health Care Facilities Authority, Commonspirit Health Series B-3, Rev., 5.00%, 8/1/2026 (c)	17,000	17,701
Total Washington		26,411
Wisconsin — 1.8%
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	220
State of Wisconsin Series 2016A, GO, 5.00%, 5/1/2026	5,050	5,332
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,611
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,562
Wisconsin Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2027	1,650	1,818
Series 2021A, Rev., 5.00%, 7/1/2028	1,200	1,346

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2021A, Rev., 5.00%, 7/1/2029	1,970	2,248
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	342
Total Wisconsin		20,479
Total Municipal Bonds (Cost $1,068,203)		1,017,732
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 4.52%, 6/25/2032 (a) (c)(Cost $38)	38	38
	SHARES (000)
Short-Term Investments — 8.5%
Investment Companies — 8.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (f) (g) (Cost $96,379)	96,335	96,383
Total Investments — 98.4% (Cost $1,164,620)		1,114,153
Other Assets Less Liabilities — 1.6%		18,194
NET ASSETS — 100.0%		1,132,347

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$38	$—	$38
Municipal Bonds	—	1,017,732	—	1,017,732

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$96,383	$—	$—	$96,383
Total Investments in Securities	$96,383	$1,017,770	$—	$1,114,153
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (a) (b)	$68,570	$755,741	$727,934	$8	$(2)	$96,383	96,335	$275	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.